Note Stock-based compensation (Summary of restricted stock activity under the incentive plan for members of management) (Detail) - Restricted Stock Units (RSUs) - Executive Officers - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Granted	279,890	231,830	365,831
Performance Based Shares
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	495,731	628,009	585,247
Granted	344,488	323,814	365,831
Quantity adjusted by TSR factor	39,566
Vested	(487,784)	(430,646)	(311,078)
Forfeited	(8,019)	(25,446)	(11,991)
Ending Balance	383,982	495,731	628,009
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 28.25	$ 27.13	$ 21.16
Granted	25.86	33.37	29.86
Quantity adjusted by TSR factor	24.37
Vested	27.72	30.45	19.02
Forfeited	29.13	28.65	29.33
Non-vested at end of period	$ 26.35	$ 28.25	$ 27.13